Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Summary of investments

	2021	2022
	£m	£m
Investments in joint ventures and associates	105	159
Venture capital investments	107	127
Total	212	286

Summary of information about joint ventures

	2021	2022
	£m	£m
At start of year	103	105
Share of results of joint ventures	29	19
Dividends received from joint ventures	(20)	(33)
Acquisitions	–	62
Disposals and other	(4)	1
Exchange translation differences	(3)	5
At end of year	105	159

	RELX’s share
	2021	2022
	£m	£m
Revenue	78	55
Net profit for the year	29	19

Total assets	136	190
Total liabilities	(70)	(75)
Net assets	66	115
Goodwill	39	44
Total	105	159